Organization and Principal Activities	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Leju Holdings Limited (the “Company” or “Leju”) was incorporated on November 20, 2013 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), is principally engaged in providing online advertising, e-commerce services and listing services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

E-House (China) Holdings Limited (“E-House Holdings”) is the Company’s parent company. E-House Holdings, its subsidiaries and VIEs, excluding the Group, are collectively referred to as “E-House”.

On February 24, 2008, E-House entered into a joint venture agreement with SINA Corporation (“SINA”) to form China Online Housing Technology Corporation (“COHT”), a joint venture to operate SINA’s real estate and home furnishing channels and related business and provide online advertising services related to the real estate and home furnishing industries in China through a consolidated VIE, Beijing Yisheng Leju Information Service Co., Ltd. (“Beijing Leju”). SINA and E-House owned 66% and 34%, respectively, of the equity interest in COHT.

In October 2009, China Real Estate Information Corporation (“CRIC”), a subsidiary of E-House, acquired SINA’s 66% interest in COHT and COHT became a wholly-owned subsidiary of CRIC.

In April 2012, E-House Holdings acquired all the outstanding shares of CRIC that it did not already own (the “Merger”). As a result, CRIC became a wholly-owned subsidiary of E-House Holdings. E-House retained the controlling interest in CRIC before and after the Merger.

In October 2010, CRIC established a new subsidiary, Omnigold Holdings Limited (“Omnigold”), in the British Virgin Islands. In March 2012, COHT transferred its assets and staff relating to the home furnishing business to Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”), which is a VIE controlled by Omnigold.

In June 2011, CRIC established another subsidiary, China E-Real Estate Holdings Limited (“E-Real”), in the British Virgin Islands. In November 2011, Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”), was established to operate e-commerce business. Shanghai Yi Xin is a VIE controlled by E-Real through contractual arrangements.

E-House City Rehouse Real Estate Agency (Shanghai) Limited (“City Rehouse”) was incorporated in 2010 as a wholly owned subsidiary of E-House China (Tianjin) Holdings Limited (“E-House Tianjin”), a company incorporated in the British Virgin Islands and ultimately wholly controlled by E-House Holdings. Historically City Rehouse was engaged in providing secondary real estate brokerage services in Shanghai and e-commerce business. As part of the Reorganization as defined below, the secondary real estate brokerage services have been transferred to entities outside of the Group, and City Rehouse will only be engaged in e-commerce business subsequent to the Reorganization. Therefore the historical financial results associated with the secondary real estate brokerage services were not included in the Group’s consolidated financial statements, while the historical financial results of e-commerce business have been included in the consolidated financial statements for all periods presented.

In December 2013, E-House transferred all its equity interests in COHT, Omnigold, E-Real and E-House Tianjin to the Company. The restructuring process has been accounted for as a legal reorganization of entities under common control (the “Reorganization”).

Upon incorporation, the Company had 500,000,000 ordinary shares authorized, 50,000 ordinary shares issued and outstanding with a par value of $1.00 per share, all of which were held by E-House Holdings. On December 19, 2013, the Company effected a 1:1,000 share split, resulting in 50,000,000 ordinary shares issued and outstanding with a par value of $0.001 per share. The Company also issued additional 70,000,000 ordinary shares to E-House Holdings for par value, or $70,000. As a result, the Company has 120,000,000 ordinary shares issued and outstanding, all of which are held by E-House Holdings. The ordinary share issuance to E-House Holdings has been retroactively reflected for all periods presented herein.

In addition, E-House historically has provided intercompany loans to COHT, Omnigold and E-House Tianjin in order for these entities to fund capital injections of their respective PRC subsidiaries. These loans were capital in nature and considered permanently invested in the subsidiaries. As part of the Reorganization, E-House transferred such investments to the Company in the legal form of waived loans, which were reflected as a capital contribution from E-House in the Company’s consolidated statements of changes in equity. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented, and the waived loans were reflected as a capital contribution as of the date such loans were originally made due to their nature of capital investment.

On March 21, 2014, the Company entered into a share purchase and subscription agreement with E-House Holdings and THL O Limited, a wholly-owned subsidiary of Tencent Holdings Limited (“Tencent’’ are to Tencent Holdings Limited or certain of its affiliates which have entered into agreements with the Company), pursuant to which Tencent has acquired from E-House Holdings 19,201,800 of Leju’s ordinary shares for $180 million in cash.

On April 17, 2014, the Company’s ADSs began trading on the NEW YORK STOCK EXCHANGE, or the NYSE under the symbol “LEJU”. Including the exercise of an over-allotment option, the Company issued a total of 11,500,000 ADSs, representing 11,500,000 ordinary shares, at an initial offering price of $10.00 per ADS. Concurrent with this offering, the Company also issued and sold 2,029,420 ordinary shares in the private placement to Tencent at $10.00 per share. The Company raised from this initial public offering approximately $101.4 million in net proceeds after deducting underwriting commissions and the offering expenses payable by the Company. Concurrently with the initial public offering, the Company also raised from Tencent in a private placement $18.9 million in net proceeds after deducting estimated fees and expenses payable by the Company.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2014:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai SINA Leju Information Technology Co., Ltd (“Shanghai SINA Leju”)	08-May-08	PRC	100%
City Rehouse	04-Mar-10	PRC	100%
Shanghai Yi Yue Information Technology Co., Ltd (“Shanghai Yi Yue”)	16-Sep-11	PRC	100%
Beijing Maiteng Fengshun Science and Technology Co., Ltd (“Beijing Maiteng”)	04-Jan-12	PRC	84%
Beijing Leju	13-Feb-08	PRC	VIE
Shanghai Yi Xin	05-Dec-11	PRC	VIE
Beijing Jiajujiu	22-Mar-12	PRC	VIE

The Group’s consolidated financial statements for the periods prior to the Company’s initial public offering (“IPO”) in April 2014 have been prepared on a carve-out basis and represent the assets and liabilities and the related results of operations and cash flows of the Group, which represent the online segment of E-House. The financial data of previously separate entities have been combined, to the extent included in the online segment of E-House, for all periods presented as all such entities were under common control. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the periods presented. Transactions between the Group and E-House are herein referred to as related party transactions.

In connection with a contemplated IPO of the Company, the Company entered into non-competition arrangements with E-House Holdings, according to which E-House has agreed not to compete with the Group in online services business anywhere in the world and the Group has agreed not to compete with E-House in any services currently provided or contemplated by E-House other than online services. Prior to these non-competition arrangements, E-House and the Group did not have competition in the services provided.

The consolidated financial statements include the Group’s direct expenses as well as allocations for various selling, general and administrative expenses of E-House that are not directly related to online services. These expenses consist primarily of share-based compensation expenses of senior management and shared marketing and management expenses including accounting, administrative, marketing, internal control, customer service support and legal support services. These allocations were made using a proportional cost allocation method and were based on revenues, headcount as well as estimates of actual time spent on the provision of services attributable to the Group. Management believes these allocations are reasonable. Total selling, general and administrative expenses allocated from E-House are $21,560,829, $15,527,623 and $2,857,251 for the years ended December 31, 2012, 2013 and for the period from January 1, 2014 to the IPO date, respectively, recorded as capital contribution by E-House. Income tax provision reflected in the Company’s Consolidated Statements of Operations is calculated based on a separate return basis as if the Group had filed a separate tax return. Subsequent to the IPO, E-House began charging the Group transitional corporate service fees pursuant to agreements entered into in March 2014 in connection with the IPO. Under these transitional services arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $10,399,978 for the period from the IPO date to December 31, 2014.